Securities (Securities by Contractual Maturity) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 1,993,011
Due in one year or less	2,014,372
Due after one year through five years	15,993,661
Due after one year through five years	16,047,665
Due after five years through ten years	48,795,493
Due after five years through ten years	49,987,324
Due after ten years	136,537,441
Due after ten years	137,404,759
Other securities having no maturity date	1,001,888
Other securities having no maturity date	1,006,943
Total	204,321,494	199,137,812
SECURITIES, available-for-sale	$ 206,461,063	$ 197,079,925